Average Annual Total Returns		12 Months Ended	27 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		55.13%	5.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	4.92%
FT Vest Nasdaq-100 Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		42.11%	7.44%
Performance Inception Date	Sep. 17, 2021
FT Vest Nasdaq-100 Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.11%	7.44%
FT Vest Nasdaq-100 Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.93%	5.73%